Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Net Income of Consolidated Partially-Owned Entities and Attribution of Net Income to Controlling and Non-controlling Interests

The total net income of Teekay’s consolidated partially-owned entities and the attribution of that net income to controlling and non-controlling interests is as follows:

	Net income (loss) attributable to non-controlling interests					Controlling Interest			Net income (loss) of partially- owned consolidated entities (1)
	Non- public partially- owned subsidiaries	Preferred unit holders	Distributed Earnings	Undistributed Earnings	Total	Distributed Earnings	Undistributed Earnings	Total

Teekay Offshore	13,911	28,609	119,971	(103,949)	58,542	70,414	(38,913)	31,501	90,043
Teekay LNG	16,627	—	120,482	(1,510)	135,599	82,791	(880)	81,911	217,510
Teekay Tankers	—	—	—	129,725	129,725	—	47,202	47,202	176,927
Other entities and eliminations	—	—	—	—	(557)

For the Year Ended December 31, 2015	30,538	28,609	240,453	24,266	323,309

Teekay Offshore	10,503	10,875	136,743	(150,724)	7,397	71,166	(60,907)	10,259	17,656
Teekay LNG	13,489	—	143,292	(26,116)	130,665	101,946	(13,684)	88,262	218,927
Teekay Tankers	—	—	—	41,048	41,048	—	16,094	16,094	57,142
Other entities and eliminations	—	—	—	—	(351)

For the Year Ended December 31, 2014	23,992	10,875	280,035	(135,792)	178,759

Teekay Offshore	(19,089)	7,250	127,523	(86,148)	29,536	65,393	(20,789)	44,604	74,140
Teekay LNG	12,073	—	127,087	(13,101)	126,059	94,253	(6,997)	87,256	213,315
Teekay Tankers	—	—	—	(6,096)	(6,096)	—	(2,042)	(2,042)	(8,138)
Other entities and eliminations	—	—	—	—	719

For the Year Ended December 31, 2013	(7,016)	7,250	254,610	(105,345)	150,218

(1)

Excludes the results of the acquisition of interests in vessels between Teekay Corporation, Teekay Offshore and Teekay Tankers during the periods the vessels were under common control and had begun operations.

Summary of Capitalized Dry Docking Costs

The continuity of capitalized dry-docking costs for the years ended December 31, 2015, 2014, and 2013, is summarized as follows:

	Year Ended December 31,
	2015	2014	2013
	$	$	$
Balance at the beginning of the year	135,331	118,194	100,928
Costs incurred for dry dockings	69,927	74,018	72,545
Dry-dock amortization	(47,271)	(50,926)	(50,325)
Write down / sales of vessels	(7,285)	(5,955)	(4,954)

Balance at the end of the year	150,702	135,331	118,194

Summary of Financing Receivables

The following table contains a summary of the Company’s financing receivables by type of borrower, the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis, and the grade as of December 31, 2015.

			December 31,
Class of Financing Receivable	Credit Quality Indicator	Grade	2015 $	2014 $
Direct financing leases	Payment activity	Performing	684,129	704,953
Other loan receivables
Loans to equity-accounted investees and joint venture partners	Other internal metrics	Performing	191,517	253,426
Long-term receivable included in other assets	Payment activity	Performing	37,032	43,843

			912,678	1,002,222

Schedule of Accumulated Other Comprehensive Income (Loss)

The following table contains the changes in the balances of each component of accumulated other comprehensive income (loss) attributable to shareholders of Teekay for the periods presented.

	Qualifying Cash Flow Hedging Instruments	Pension Adjustments	Unrealized (Loss) Gain on Available for Sale Marketable Securities	Foreign Exchange Gain (Loss) on Currency Translation	Total
	$	$	$	$	$
Balance as of December 31, 2012	341	(16,253)	—	1,144	(14,768)
Other comprehensive (loss) income	(324)	(2,666)	(171)	740	(2,421)

Balance as of December 31, 2013	17	(18,919)	(171)	1,884	(17,189)
Other comprehensive (loss) income	(485)	(10,969)	171	174	(11,109)

Balance as of December 31, 2014	(468)	(29,888)	—	2,058	(28,298)
Other comprehensive income (loss)	49	14,038	(463)	(217)	13,407

Balance as of December 31, 2015	(419)	(15,850)	(463)	1,841	(14,891)